Stock Options	9 Months Ended
Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options
(11)	Stock Options

In August 2016, the Company’s board of directors adopted the 2016 Equity Incentive Plan (the 2016 Plan) for employees, directors, and consultants. The common stock authorized under the Plan is 300,000 shares. As of September 30, 2016 (unaudited), 300,000 shares are available for issuance under the 2016 Plan.

In 2013, the Company’s board of directors adopted the 2013 Equity Incentive Plan (the Plan) for employees, directors, and consultants. On March 18, 2015, the Company’s Board of Directors adopted an amendment to the Plan to increase the share reserve thereunder by 300,000 shares. On June 18, 2015, the Company’s Board of Directors adopted an amendment to the Plan to increase the share reserve thereunder by an additional 300,000 shares. The common stock authorized under the Plan is 1,200,000 shares. Under the Plan, the administrator shall have authority to determine which service providers will receive awards, to grant awards and to set all terms and conditions of awards (including, but not limited to, vesting, exercise and forfeiture provisions). Vested options are canceled 90 days after termination of employment and become available for reissuance under the Plan. As of December 31, 2015 and September 30, 2016 (unaudited), 321,313 and 424,524 shares are available for issue under the Plan, respectively.

In 2003, the Company’s board of directors adopted the 2003 Equity Incentive Plan (the 2003 Plan) for employees, directors, and consultants, which terminated December 31, 2012. The common stock authorized under the 2003 Equity Incentive Plan was 600,000 shares. As of December 31, 2015 and September 30, 2016 (unaudited), there are no shares available for issuance under the 2003 Plan.

The grant-date fair value of each option award is estimated on the date of grant using the Black-Scholes-Merton option-pricing model. The weighted average assumptions for 2014 and 2015 grants and the grants for the nine months ended September 30, 2016 (unaudited) are provided in the following table. The Company’s lack of historical share option exercise experience does not provide it a reasonable basis upon which to estimate an expected term because of a lack of sufficient data. Therefore, we estimate the expected term by using the simplified method, which calculates the expected term as the average of the time-to-vesting and the contractual life of the options. Since the Company’s shares have only been publicly traded since August 12, 2016 and its shares were rarely traded privately, expected volatility is estimated based on the average historical volatility of similar entities with publicly traded shares. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve at the date of grant.

	2014	2015	September 30, 2016 (unaudited)
Valuation assumptions:
Expected dividend yield	0%	0%	0%
Expected volatility	64.4	56.7	41.7
Expected term (years)	5.74	5.42	5.94
Risk-free interest rate	1.9%	1.7%	1.53%

Stock option activity during the periods indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term
Balance at December 31, 2013	364,450	2.73	4.3
Granted	255,600	2.70	9.2
Exercised	(100)	2.20	—
Expired/Forfeited	115,400	3.22	—

Balance at December 31, 2014	504,550	2.60	5.8
Granted	512,402	2.00	9.2
Exercised	(24,260)	3.19	—
Expired/Forfeited	(236,000)	2.77	—

Balance at December 31, 2015	756,692	2.10	7.6
Granted (unaudited)	339,315	1.90	—
Exercised (unaudited)	(46,500)	2.37	—
Expired/Forfeited (unaudited)	(12,240)	2.20	—

Balance at September 30, 2016 (unaudited)	1,037,267	2.01	7.99

Vested and exercisable at December 31, 2015	546,232	2.10	7.1
Vested and expected to vest at December 31, 2015	743,957	2.10	7.5
Vested and exercisable at September 30, 2016 (unaudited)	623,112	2.05	7.19
Vested and expected to vest at September 30, 2016 (unaudited)	1,006,525	2.02	7.95

The weighted average grant-date fair value of options granted during 2014 was $1.43 and $0.84 during 2015. The weighted average grant-date fair value of options granted was $0.86 during the nine months ended September 30, 2016 (unaudited). For fully vested stock options the aggregate intrinsic value was $8,545,416 as of September 30, 2016 (unaudited). For stock options expected to vest the aggregate intrinsic value was $5,714,093 as of September 30, 2016 (unaudited). For December 31, 2015, the aggregate intrinsic value for fully vested stock options and stock options expected to vest was immaterial.

Subsequent to the issuance of our unaudited condensed interim financial statements on Form 10Q for the quarter ended September 30, 2016, the Company determined that the weighted average exercise prices of options outstanding, vested and exercisable, and vested and expected to vest as of September 30, 2016 incorrectly included restricted stock with no exercise price. We have corrected this error which resulted in the weighted average exercise prices changing from $1.54 to $2.01, $1.44 to $2.05 and $2.00 to $2.02 for the options outstanding, options vested and exercisable, and options vested and expected to vest, respectively, as of September 30, 2016.

During the year ended December 31, 2014, the Company granted 260,924 shares of restricted common stock with a fair value of $2.20 per share to its CEO of which 68.75% were vested immediately and 6.25% of the shares vest on each of March 31, 2014, June 30, 2014, September 30, 2014, December 31, 2014 and March 31, 2015. During the year ended December 31, 2015, 50,000 shares of restricted stock were granted to other executives contingent upon the Company achieving an initial public offering of its equity securities. The performance measures were not met and the shares expired as of December 31, 2015. There was no expense recorded for these contingently issuable shares. During the nine months ended September 30, 2016, a total of 57,475 shares of restricted common stock with a fair value of $1.90 per share were issued to the Company’s Chief Financial Officer and Chief Operating Officer of which 100% of the shares vest six months following the completion of the IPO.

At December 31, 2014, December 31, 2015, and September 30, 2016 (unaudited) there was $198,523, $214,304 and $417,135 (unaudited), respectively, of total unrecognized compensation cost related to unvested stock options and restricted stock granted under the plans. That cost is expected to be recognized over the next three years.

The Company currently uses authorized and unissued shares to satisfy share award exercises.